UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2016

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–10.64%	1.98%	4.56%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.67% for Class A shares as of the prospectus dated December 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six-month period ended March 31, 2016, American High-Income Trust reported a total return of –0.47%, assuming a 32 cents a share reinvestment of monthly dividends. Shareholders who reinvested dividends received an income return of 3.29% for the period. Those who elected to take their dividends in cash received an income return of 3.25% and saw the value of their holdings decrease by 3.76%.

By comparison, the Lipper High Yield Funds Average, a benchmark of similar funds, posted a total return of 0.31%, and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged non-investment-grade debt index that has no expenses, returned 1.23%.

High-yield market overview

The challenging high-yield markets of recent years continued during most of this reporting period, as investors stayed away from riskier credits in the face of renewed

Results at a glance

For periods ended March 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 2/19/88)

American High-Income Trust (Class A shares)	-0.47%	–7.18%	2.76%	4.96%	7.67%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	1.23	–3.66	4.93	7.03	—
Lipper High Yield Funds Average†	0.31	–4.01	3.83	5.55	6.92

*	This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American High-Income Trust	1

drops in energy prices, equity market volatility, deteriorating corporate balance sheets, and signs of global economic slowdown. At the end of 2015, high-yield risk premiums were 660 basis points (i.e., 6.60%) above Treasury yields (177 basis points higher than the end of 2014) — and they rose to 839 basis points by February 11, 2016.

In mid-February, however, a dramatic rally began across the high-yield market. As oil prices finally stabilized, it lifted energy as well as other high-yield sectors. The wide spreads, lack of new issuance, and limited number of alternatives in the current low-rate environment have started to bring investors back to the high-yield market.

Inside the portfolio

The fund faced challenging markets in all three of its leading sectors. Industrials — in particular coal mining companies — were affected by global trade slowdowns and continued low commodity prices, health care by the challenges to the pricing model of many pharmaceutical companies, and telecommunications by some non-U.S. wireless providers operating in developing markets.

On the positive side, the fund remained underweight in the struggling energy sector. Results were helped by the financial, technology and consumer sectors, where gaming, cruise operators, automobile manufacturers and food/beverages companies gained.

Weakness in the high-yield market started mid-2014 in the energy and commodity sectors, which are much larger components of high yield relative to the equity markets. By the early part of this reporting period, high-yield weakness had spread across sectors and credit quality. The upswing that started in February was equally broad-based, and benefitted the fund by raising the prices of some long-term positions.

Looking ahead

It is reasonable to believe, given the more favorable environment for high yield, that the recent narrowing of spreads will continue, providing upward momentum to prices. Low energy and commodity prices are starting to lead to cutbacks in production. While there will be more debt restructurings (which is largely already reflected in security prices for distressed issuers), there are signs this sector is stabilizing.

2	American High-Income Trust

On a macro level, the U.S. continues its sluggish, but positive, economic recovery, which we believe will be broadly supportive of the high-yield market.

Despite the challenges posed by a changing high-yield market, it is important for shareholders to maintain a long-term perspective. The last year has been a volatile one for high-yield investors, but over the long run high-yield bonds have provided attractive returns and a steady source of income. For the past 10-year period ended March 31, 2016, the fund’s shareholders earned an average annual total return of 4.96%, with dividends reinvested.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David C. Barclay

President

May 16, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 6.61%. The fund’s 12-month distribution rate for Class A shares as of that date was 6.17%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Trust	3

Summary investment portfolio March 31, 2016	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 87.75%	Principal amount (000)	Value (000)
Corporate bonds & notes 86.94%
Health care 13.31%
inVentiv Health Inc. 9.00% 2018[1]	$142,970	$148,331
inVentiv Health Inc. 10.00% 2018[1,5]	96,620	98,069
inVentiv Health Inc. 10.00% 2018	79,491	77,387
inVentiv Health Inc., Term Loan B4, 7.75% 2018[2,3,4]	26,930	26,896
Kinetic Concepts, Inc. 10.50% 2018	180,745	182,101
Kinetic Concepts, Inc. 12.50% 2019	130,807	114,210
Kinetic Concepts, Inc. 7.875% 2021[1]	7,325	7,765
Tenet Healthcare Corp. 4.38%–8.13% 2021–2023	70,718	69,476
Tenet Healthcare Corp., First Lien 4.50%–6.25% 2018–2021	103,365	107,437
Valeant Pharmaceuticals International Inc. 5.50%–7.00% 2020–2023[1]	16,130	12,826
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00%2022[2,3,4]	5,618	5,317
VPI Escrow Corp. 6.375% 2020[1]	90,081	75,218
VPI Escrow Corp. 6.75%–7.50% 2018–2021[1]	64,460	57,867
VRX Escrow Corp. 5.38%–6.13% 2020–2025[1]	120,800	95,160
Other securities		1,037,766
		2,115,826

Consumer discretionary 13.30%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,125	71,717
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	103,960	103,440
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	88,294	81,451
Needle Merger Sub Corp. 8.125% 2019[1]	70,820	65,508
Playa Resorts Holding BV 8.00% 2020[1]	80,493	79,889
Other securities		1,713,760
		2,115,765

Telecommunication services 12.88%
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	3,125	3,383
Digicel Group Ltd. 8.25% 2020[1]	87,200	75,319
Digicel Group Ltd. 6.00% 2021[1]	80,867	72,780
Digicel Group Ltd. 7.00%–7.13% 2020–2022[1]	60,025	47,486
Frontier Communications Corp. 10.50% 2022[1]	125,910	129,530
Frontier Communications Corp. 11.00% 2025[1]	106,483	107,415

4	American High-Income Trust

	Principal amount	Value
	(000)	(000)
Frontier Communications Corp. 7.63%–9.25% 2020–2024[1]	$48,223	$49,229
LightSquared, Term Loan, 9.75% 2020[2,3,4,5]	218,126	195,223
MetroPCS Wireless, Inc. 6.25% 2021	64,260	67,781
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,067
Numericable Group SA 4.875% 2019[1]	87,700	87,700
SoftBank Corp. 4.50% 2020[1]	91,685	93,175
Sprint Capital Corp. 6.90% 2019	31,750	27,623
Sprint Nextel Corp. 7.00% 2020	117,870	94,296
Sprint Nextel Corp. 7.25% 2021	87,795	67,492
Sprint Nextel Corp. 6.88%–11.50% 2017–2028[1]	152,585	133,529
T-Mobile US, Inc. 6.38%–6.73% 2020–2026	103,340	107,771
Trilogy International Partners, LLC 10.25% 2016[1]	103,440	91,674
Wind Acquisition SA 4.75% 2020[1]	73,475	69,801
Wind Acquisition SA 7.375% 2021[1]	170,650	155,292
Other securities		297,416
		2,048,982

Industrials 12.58%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	171,567	130,391
Builders Firstsource 7.625% 2021[1]	99,452	103,802
Corporate Risk Holdings LLC 9.50% 2019[1,6]	137,693	117,727
Corporate Risk Holdings LLC 13.50% 2020[1,5,6,7]	13,775	12,803
DAE Aviation Holdings, Inc. 10.00% 2023[1]	108,975	104,616
KLX Inc. 5.875% 2022[1]	91,775	91,316
Nortek Inc. 8.50% 2021	80,710	84,140
Ply Gem Industries, Inc. 6.50% 2022	69,095	69,009
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	96,053	76,362
Virgin Australia Holdings Ltd. 8.50% 2019[1]	63,475	62,920
Other securities		1,148,208
		2,001,294

Energy 11.31%
NGPL PipeCo LLC 7.119% 2017[1]	148,670	144,396
NGPL PipeCo LLC 9.625% 2019[1]	96,930	95,476
NGPL PipeCo LLC 7.768% 2037[1]	13,380	11,038
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	23,623	22,855
PDC Energy Inc. 7.75% 2022	112,100	112,380
Sabine Pass Liquefaction, LLC 5.625% 2021	81,425	78,677
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2024–2025	86,255	82,703
Sabine Pass LNG, LP 6.50%–7.50% 2016–2020	3,000	3,125
Other securities		1,247,938
		1,798,588

Financials 8.50%
Crescent Resources 10.25% 2017[1]	108,419	107,741
Realogy Corp. 4.50% 2019[1]	90,245	93,065
Other securities		1,151,058
		1,351,864

Materials 8.02%
ArcelorMittal 7.75% 2041	93,610	80,505
First Quantum Minerals Ltd. 6.75% 2020[1]	130,665	90,159
First Quantum Minerals Ltd. 7.00% 2021[1]	93,032	62,797
First Quantum Minerals Ltd. 7.25% 2022[1]	16,075	10,851
FMG Resources 9.75% 2022[1]	134,800	135,137
JMC Steel Group Inc. 8.25% 2018[1]	99,945	89,950

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Materials (continued)
Reynolds Group Inc. 5.75% 2020	$110,655	$113,836
Other securities		692,623
		1,275,858

Information technology 3.85%
First Data Corp. 7.00% 2023[1]	110,625	112,146
First Data Corp. 5.00%–6.75% 2020–2024[1]	74,079	75,238
Other securities		425,486
		612,870
Other 3.19%
Other securities		506,354

Total corporate bonds & notes		13,827,401

U.S. Treasury bonds & notes 0.42%
U.S. Treasury 0.42%
U.S. Treasury 6.25% 2023[8]	50,000	66,396

Other bonds & notes 0.39%
Other securities		62,203

Total bonds, notes & other debt instruments (cost: $15,339,288,000)		13,956,000

Convertible bonds 0.91%
Other 0.70%
Other securities		112,593

Miscellaneous 0.21%
Other convertible bonds in initial period of acquisition		32,553

Total convertible bonds (cost: $150,824,000)		145,146

Convertible stocks 1.02%	Shares
Other 0.86%
Other securities		136,634

Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		24,595

Total convertible stocks (cost: $260,817,000)		161,229

Preferred securities 0.16%
Financials 0.16%
Other securities		25,954

Total preferred securities (cost: $25,520,000)		25,954

6	American High-Income Trust

Common stocks 1.47%	Shares	Value (000)
Telecommunication services 0.66%
NII Holdings, Inc., Class B, Class B6,9	19,093,389	$105,586

Information technology 0.15%
Corporate Risk Holdings I, Inc., Class [6,7,9]	2,380,355	23,256
Corporate Risk Holdings Corp., Class [6,7,9]	12,035	0
		23,256

Other 0.62%
Other securities		98,109

Miscellaneous 0.04%
Other common stocks in initial period of acquisition		6,655

Total common stocks (cost: $526,631,000)		233,606

Rights & warrants 0.02%
Consumer discretionary 0.02%
Other securities		2,116

Total rights & warrants (cost: $5,447,000)		2,116

Short-term securities 9.01%	Principal amount (000)
Caterpillar Financial Services Corp. 0.43%–0.51% due 5/19/2016–6/15/2016	$96,800	96,727
Chevron Corp. 0.47% due 5/10/2016–5/11/2016[1]	123,500	123,448
Coca-Cola Co. 0.40%–0.51% due 4/25/2016–7/12/2016[1]	218,100	217,927
Federal Home Loan Bank 0.30%–0.60% due 4/22/2016–8/29/2016	627,400	627,155
Other securities		367,920

Total short-term securities (cost: $1,432,977,000)		1,433,177
Total investment securities 100.34% (cost: $17,741,504,000)		15,957,228
Other assets less liabilities (0.34)%		(53,760)

Net assets 100.00%		$15,903,468

American High-Income Trust	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $53,273,000.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 3/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	4/13/2016	HSBC Bank	$9,105	€8,300	$(343)
South African rand	4/18/2016	Bank of America, N.A.	$9,211	ZAR142,000	(373)
					$(716)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $256,784,000.

						Unrealized
						depreciation
Pay/receive			Fixed	Expiration	Notional	at 3/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$30,000	$(228)
Pay	LCH	3-month USD-LIBOR	2.197	7/22/2021	20,000	(1,025)
Pay	CME	28-day MXN-TIIE	6.39	9/12/2025	MXN478,000	(840)
Pay	CME	28-day MXN-TIIE	6.52	9/12/2025	478,000	(1,121)
Pay	CME	28-day MXN-TIIE	6.5	9/12/2025	992,000	(2,236)
Pay	CME	28-day MXN-TIIE	6.435	9/15/2025	774,000	(1,515)
Pay	CME	28-day MXN-TIIE	6.485	9/16/2025	270,000	(589)
Pay	CME	28-day MXN-TIIE	6.495	9/17/2025	458,000	(1,020)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	$4,000	(693)
Pay	LCH	3-month USD-LIBOR	2.2625	2/2/2046	20,000	(576)
						$(9,843)

8	American High-Income Trust

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $91,675,000.

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premiums	(depreciation)
						received	appreciation
		Receive	Expiration	Notional	Value	(paid)	at 3/31/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX North American High Yield Index Series 21	ICE	5.00%	12/20/2018	$17,280	$997	$1,036	$(39)
CDX North American High Yield Index Series 22	ICE	5.00	6/20/2019	27,840	1,707	2,168	(461)
CDX North American High Yield Index Series 25	ICE	5.00	12/20/2020	137,000	3,973	(1,159)	5,132
							$4,632

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2016, appear below.

	Beginning			Ending	Dividend	Value of
	shares or			shares or	or interest	affiliates at
	principal			principal	income	3/31/2016
	amount	Additions	Reductions	amount	(000)	(000)
Corporate Risk Holdings LLC 9.50% 2019[1]	$137,028,000	$665,000	—	$137,693,000	$6,537	$117,728
Corporate Risk Holdings I, Inc.[7,9]	2,380,354	1	—	2,380,355	—	23,256
Corporate Risk Holdings LLC 13.50% 2020[1,5,7]	$13,177,519	$597,929	—	$13,775,448	902	12,803
Corporate Risk Holdings Corp.[7,9,10]	12,034	1	—	12,035	—	—
CEVA Group PLC, Series A-1, 3.628% convertible preferred[7,11]	47,121	—	—	47,121	—	27,095
CEVA Group PLC[1,7,9]	59,168	—	—	59,168	—	25,146
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	$22,698,670	—	$115,222	$22,583,448	769	18,838

American High-Income Trust	9

	Beginning			Ending	Dividend	Value of
	shares or			shares or	or interest	affiliates at
	principal			principal	income	3/31/2016
	amount	Additions	Reductions	amount	(000)	(000)
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	$16,456,536	—	$83,536	$16,373,000	$560	$13,658
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4]	$15,842,981	—	—	$15,842,981	533	13,216
CEVA Group PLC 9.00% 2021[1]	$19,100,000	—	$4,425,000	$14,675,000	835	9,832
CEVA Group PLC, Series A-2, 2.628% convertible preferred[7,11]	21,062	—	—	21,062	—	8,951
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	$2,837,334	—	$14,403	$2,822,931	97	2,355
CEVA Group PLC 7.00% 2021[1]	$9,475,000	—	$8,075,000	$1,400,000	170	1,124
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,7]	$54,762,603	$3,104,947	—	$57,867,550	3,529	53,613
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7]	$25,382,000	—	$129,500	$25,252,500	709	25,126
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7]	$20,825,000	—	—	$20,825,000	1,059	20,721
Rotech Healthcare Inc.[7,9]	1,916,276	—	—	1,916,276	—	14,391
NII Holdings, Inc., Class B9	19,451,169	—	357,780	19,093,389	—	105,586
Cooper-Standard Holdings Inc.[9,10]	1,659,993	55,088	1,715,081	—	—	—
Cooper-Standard Holdings Inc.[1,7,9,10]	—	448,132	—	448,132	—	—
Cooper-Standard Holdings Inc., warrants, expire 2017[1,7,9,10]	48,411	—	—	48,411	—	—
					$15,700	$493,439

10	American High-Income Trust

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,576,091,000, which represented 47.64% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $868,598,000, which represented 5.46% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $255,886,000, which represented 1.61% of the net assets of the fund.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $23,753,000, which represented .15% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Unaffiliated issuer at 3/31/2016.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013-8/22/2014	$47,776	$27,095	.17%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	5/2/2013	20,349	8,951	.06
Other Securities	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$68,125	$36,046	.23%

Key to abbreviations and symbol

CME = CME Group Inc.

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

LOC = Letter of Credit

TIIE = Equilibrium Interbank Interest Rate

€ = Euros

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American High-Income Trust	11

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,910,182)	$15,463,789
Affiliated issuers (cost: $831,322)	493,439	$15,957,228
Cash denominated in currencies other than U.S. dollars (cost: $1,047)		1,046
Cash		3,813
Receivables for:
Sales of investments	222,029
Sales of fund’s shares	21,575
Variation margin	271
Dividends and interest	327,084
Other	710	571,669
		16,533,756
Liabilities:
Unrealized depreciation on open forward currency contracts		716
Payables for:
Purchases of investments	581,123
Repurchases of fund’s shares	32,697
Dividends on fund’s shares	4,542
Investment advisory services	3,978
Services provided by related parties	3,600
Trustees’ deferred compensation	279
Variation margin	260
Other	3,093	629,572
Net assets at March 31, 2016		$15,903,468

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,297,814
Distributions in excess of net investment income		(55,597)
Accumulated net realized loss		(1,548,534)
Net unrealized depreciation		(1,790,215)
Net assets at March 31, 2016		$15,903,468

See Notes to Financial Statements

12	American High-Income Trust

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,680,381 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$11,072,709	1,169,957	$9.46
Class B	26,006	2,748	9.46
Class C	843,335	89,108	9.46
Class F-1	641,127	67,742	9.46
Class F-2	1,276,579	134,885	9.46
Class 529-A	293,803	31,044	9.46
Class 529-B	1,724	182	9.46
Class 529-C	99,170	10,479	9.46
Class 529-E	16,233	1,715	9.46
Class 529-F-1	21,775	2,301	9.46
Class R-1	16,404	1,733	9.46
Class R-2	173,127	18,293	9.46
Class R-2E	1,942	205	9.46
Class R-3	188,284	19,894	9.46
Class R-4	163,053	17,228	9.46
Class R-5E	10	1	9.46
Class R-5	82,630	8,731	9.46
Class R-6	985,557	104,135	9.46

See Notes to Financial Statements

American High-Income Trust	13

Statement of operations	unaudited
for the six months ended March 31, 2016	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $216; also includes $15,700 from affiliates)	$591,944
Dividends	7,830	$599,774

Fees and expenses*:
Investment advisory services	24,031
Distribution services	20,845
Transfer agent services	11,711
Administrative services	1,766
Reports to shareholders	548
Registration statement and prospectus	602
Trustees’ compensation	76
Auditing and legal	44
Custodian	39
Other	258	59,920
Net investment income		539,854

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (includes $45,480 net gain from affiliates)	(550,583)
Forward currency contracts	1,377
Interest rate swaps	3,293
Credit default swaps	(1,316)
Currency transactions	(485)	(547,714)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $194)	(97,865)
Forward currency contracts	(1,191)
Interest rate swaps	(5,008)
Credit default swaps	2,153
Currency translations	89	(101,822)
Net realized loss and unrealized depreciation		(649,536)

Net decrease in net assets resulting from operations		$(109,682)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American High-Income Trust

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31, 2016*	September 30, 2015
Operations:
Net investment income	$539,854	$1,126,366
Net realized loss	(547,714)	(639,507)
Net unrealized depreciation	(101,822)	(1,566,362)
Net decrease in net assets resulting from operations	(109,682)	(1,079,503)

Dividends paid or accrued to shareholders from net investment income	(540,609)	(1,144,670)

Net capital share transactions	(633,585)	(654,561)

Total decrease in net assets	(1,283,876)	(2,878,734)

Net assets:
Beginning of period	17,187,344	20,066,078
End of period (including distributions in excess of net investment income: $(55,597) and $(54,252), respectively)	$15,903,468	$17,187,344

*Unaudited.

See Notes to Financial Statements

American High-Income Trust	15

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

16	American High-Income Trust

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s

American High-Income Trust	17

statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	American High-Income Trust

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation

American High-Income Trust	19

guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$13,715,138	$112,263	$13,827,401
U.S. Treasury bonds & notes	—	66,396	—	66,396
Other bonds & notes	—	62,203	—	62,203
Convertible bonds	—	145,146	—	145,146
Convertible stocks	125,183	36,046	—	161,229
Preferred securities	16,213	9,741	—	25,954
Common stocks	132,324	55,730	45,552	233,606
Rights & warrants	—	2,116	—	2,116
Short-term securities	—	1,433,177	—	1,433,177

Total	$273,720	$15,525,693	$157,815	$15,957,228

20	American High-Income Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$5,132	$—	$5,132
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(716)	—	(716)
Unrealized depreciation on interest rate swaps	—	(9,843)	—	(9,843)
Unrealized depreciation on credit default swaps	—	(500)	—	(500)
Total	$—	$(5,927)	$—	$(5,927)

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American High-Income Trust	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different

22	American High-Income Trust

accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by

American High-Income Trust	23

increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

24	American High-Income Trust

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, March 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$716
Interest rate swaps	Interest	Net unrealized appreciation*	—	Net unrealized depreciation*	9,843
Credit default swaps	Credit	Net unrealized appreciation*	5,132	Net unrealized depreciation*	500
			$5,132		$11,059

American High-Income Trust	25

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$1,377	Net unrealized depreciation on forward currency contracts	$(1,191)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	3,293	Net unrealized depreciation on interest rate swaps	(5,008)
Credit default swaps	Credit	Net realized loss on credit default swaps	(1,316)	Net unrealized appreciation on credit default swaps	2,153
			$3,354		$(4,046)

*	Includes cumulative appreciation/depreciation on interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only the current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, and credit default swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	American High-Income Trust

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2016 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$373	$—	$—	$—	$373
HSBC Bank	343	—	(303)	—	40
Total	$716	$—	$(303)	$—	$414

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days

American High-Income Trust	27

of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$29,929
Capital loss carryforward expiring 2018*	(209,244)
Post-October capital loss deferral†	745,689

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$168,956
Gross unrealized depreciation on investment securities	(2,136,261)
Net unrealized depreciation on investment securities	(1,967,305)
Cost of investment securities	17,924,533

28	American High-Income Trust

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2016		Year ended September 30, 2015
Class A	$379,232		$810,371
Class B	982		3,534
Class C	26,276		59,031
Class F-1	21,010		49,400
Class F-2	42,642		84,735
Class 529-A	9,817		20,821
Class 529-B	67		239
Class 529-C	2,977		6,418
Class 529-E	525		1,111
Class 529-F-1	717		1,442
Class R-1	513		1,148
Class R-2	5,099		10,949
Class R-2E	30		1
Class R-3	6,187		13,777
Class R-4	5,708		12,457
Class R-5E*	—	†	—
Class R-5	2,956		6,460
Class R-6	35,871		62,776
Total	$540,609		$1,144,670

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”),the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2016, the investment advisory services fee was $24,031,000, which was equivalent to an annualized rate of 0.299% of average daily net assets.

American High-Income Trust	29

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

30	American High-Income Trust

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$13,189	$8,788		$562		Not applicable
Class B	163	28		Not applicable		Not applicable
Class C	4,406	703		221		Not applicable
Class F-1	785	423		157		Not applicable
Class F-2	Not applicable	700		306		Not applicable
Class 529-A	326	215		74		$132
Class 529-B	11	2		1		1
Class 529-C	498	79		25		45
Class 529-E	40	5		4		7
Class 529-F-1	—	15		5		9
Class R-1	86	13		4		Not applicable
Class R-2	645	413		43		Not applicable
Class R-2E	3	—	*	—	*	Not applicable
Class R-3	482	201		48		Not applicable
Class R-4	211	95		42		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	24		21		Not applicable
Class R-6	Not applicable	7		253		Not applicable
Total class-specific expenses	$20,845	$11,711		$1,766		$194

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

American High-Income Trust	31

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $76,000 in the fund’s statement of operations reflects $82,000 in current fees (either paid in cash or deferred) and a net decrease of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Committed line of credit

The fund participates with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. During the period, the fund did not borrow on this line of credit.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2016

Class A	$ 646,164	68,437	$356,855	37,711	$(1,510,357)	(159,830)	$(507,338)	(53,682)
Class B	321	34	940	99	(15,248)	(1,609)	(13,987)	(1,476)
Class C	56,377	5,929	24,542	2,592	(167,302)	(17,719)	(86,383)	(9,198)
Class F-1	176,180	18,659	20,197	2,132	(207,945)	(21,900)	(11,568)	(1,109)
Class F-2	365,756	38,793	40,224	4,252	(361,804)	(38,447)	44,176	4,598
Class 529-A	17,646	1,874	9,757	1,032	(34,104)	(3,621)	(6,701)	(715)
Class 529-B	68	7	66	7	(1,244)	(132)	(1,110)	(118)
Class 529-C	6,264	667	2,958	313	(14,138)	(1,505)	(4,916)	(525)
Class 529-E	904	96	522	55	(1,600)	(171)	(174)	(20)
Class 529-F-1	2,774	294	713	75	(2,459)	(261)	1,028	108
Class R-1	1,332	142	505	53	(3,917)	(412)	(2,080)	(217)
Class R-2	20,972	2,222	5,035	532	(28,821)	(3,056)	(2,814)	(302)
Class R-2E	2,006	214	30	3	(127)	(14)	1,909	203
Class R-3	24,242	2,566	6,126	647	(43,457)	(4,597)	(13,089)	(1,384)
Class R-4	23,347	2,459	5,675	600	(39,074)	(4,149)	(10,052)	(1,090)
Class R-5E2	10	1	—	—	—	—	10	1
Class R-5	11,021	1,167	2,940	311	(16,356)	(1,735)	(2,395)	(257)
Class R-6	109,685	11,675	35,828	3,787	(163,614)	(17,735)	(18,101)	(2,273)
Total net increase (decrease)	$1,465,069	155,236	$512,913	54,201	$(2,611,567)	(276,893)	$(633,585)	(67,456)

32	American High-Income Trust

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2015

Class A	$1,402,305	130,451	$ 761,678		71,186		$(2,854,879)	(266,273)	$(690,896)	(64,636)
Class B	2,105	195	3,382		315		(51,467)	(4,775)	(45,980)	(4,265)
Class C	159,501	14,795	55,260		5,160		(356,912)	(33,278)	(142,151)	(13,323)
Class F-1	205,923	19,129	47,724		4,453		(411,600)	(38,308)	(157,953)	(14,726)
Class F-2	904,278	84,306	77,231		7,221		(861,762)	(80,440)	119,747	11,087
Class 529-A	39,665	3,686	20,713		1,936		(74,327)	(6,967)	(13,949)	(1,345)
Class 529-B	255	24	236		22		(3,560)	(331)	(3,069)	(285)
Class 529-C	15,089	1,401	6,382		596		(31,617)	(2,961)	(10,146)	(964)
Class 529-E	2,434	226	1,103		103		(4,489)	(423)	(952)	(94)
Class 529-F-1	5,123	477	1,428		134		(7,251)	(675)	(700)	(64)
Class R-1	4,306	401	1,128		105		(7,701)	(717)	(2,267)	(211)
Class R-2	46,621	4,342	10,823		1,011		(74,643)	(6,962)	(17,199)	(1,609)
Class R-2E	8	1	—	[3]	—	[3]	—	—	8	1
Class R-3	105,762	9,738	13,683		1,278		(138,233)	(12,862)	(18,788)	(1,846)
Class R-4	53,228	4,953	12,386		1,157		(91,637)	(8,540)	(26,023)	(2,430)
Class R-5	34,416	3,198	6,411		599		(52,013)	(4,855)	(11,186)	(1,058)
Class R-6	434,919	40,319	62,507		5,861		(130,483)	(12,143)	366,943	34,037
Total net increase (decrease)	$3,415,938	317,642	$1,082,075		101,137		$(5,152,574)	(480,510)	$(654,561)	(61,731)

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,098,362,000 and $5,903,101,000, respectively, during the six months ended March 31, 2016.

American High-Income Trust	33

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 3/31/2016[4,5]	$9.83	$.32	$(.37)	$(.05)
Year ended 9/30/2015	11.09	.64	(1.25)	(.61)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Class B:
Six months ended 3/31/2016[4,5]	9.83	.28	(.37)	(.09)
Year ended 9/30/2015	11.09	.56	(1.25)	(.69)
Year ended 9/30/2014	11.22	.60	(.13)	.47
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.77	(.74)	.03
Class C:
Six months ended 3/31/2016[4,5]	9.83	.28	(.37)	(.09)
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.76	(.74)	.02
Class F-1:
Six months ended 3/31/2016[4,5]	9.83	.32	(.37)	(.05)
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Class F-2:
Six months ended 3/31/2016[4,5]	9.83	.33	(.37)	(.04)
Year ended 9/30/2015	11.09	.66	(1.25)	(.59)
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.74	.06	.80
Year ended 9/30/2012	10.36	.81	.86	1.67
Year ended 9/30/2011	11.13	.88	(.74)	.14
Class 529-A:
Six months ended 3/31/2016[4,5]	9.83	.31	(.37)	(.06)
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Year ended 9/30/2014	11.22	.67	(.13)	.54
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11

34	American High-Income Trust

				Ratio of		Ratio of
Dividends				expenses to		expenses to	Ratio of
(from net	Net asset		Net assets,	average net		average net	net income
investment	value, end	Total	end of period	assets before		assets after	to average
income)	of period	return[2,3]	(in millions)	reimbursements		reimbursements[2]	net assets[2]

$(.32)	$9.46	(.47)%[6]	$11,073.72%[7]			.72%[7]	6.74%[7]
(.65)	9.83	(5.84)	12,033.67			.67	5.94
(.68)	11.09	4.93	14,286.66			.66	5.99
(.74)	11.22	7.10	14,178.66			.66	6.37
(.82)	11.18	16.35	13,822.69			.69	7.17
(.88)	10.36	.67	11,223.67			.67	7.57

(.28)	9.46	(.85)[6]	26	1.48	[7]	1.48 [7]	5.97	[7]
(.57)	9.83	(6.54)	42	1.42		1.42	5.20
(.60)	11.09	4.16	94	1.41		1.41	5.26
(.65)	11.22	6.29	143	1.43		1.43	5.63
(.74)	11.18	15.49	204	1.44		1.44	6.47
(.80)	10.36	(.10)	264	1.44		1.44	6.82

(.28)	9.46	(.87)[6]	843	1.52	[7]	1.52 [7]	5.93	[7]
(.56)	9.83	(6.59)	967	1.47		1.47	5.14
(.59)	11.09	4.11	1,238	1.46		1.46	5.20
(.65)	11.22	6.25	1,330	1.48		1.48	5.56
(.74)	11.18	15.43	1,418	1.48		1.48	6.38
(.79)	10.36	(.15)	1,229	1.48		1.48	6.76

(.32)	9.46	(.49)[6]	641.75		[7]	.75 [7]	6.70	[7]
(.64)	9.83	(5.87)	677.70			.70	5.91
(.68)	11.09	4.87	927.71			.71	5.96
(.73)	11.22	7.03	1,418.73			.73	6.32
(.82)	11.18	16.32	1,584.71			.71	7.14
(.88)	10.36	.62	1,264.72			.72	7.52

(.33)	9.46	(.35)[6]	1,277.48		[7]	.48 [7]	6.98	[7]
(.67)	9.83	(5.64)	1,281.45			.45	6.15
(.71)	11.09	5.15	1,322.44			.44	6.21
(.76)	11.22	7.32	935.46			.46	6.58
(.85)	11.18	16.62	903.46			.46	7.37
(.91)	10.36	.88	568.46			.46	7.77

(.31)	9.46	(.52)[6]	294.82		[7]	.82 [7]	6.63	[7]
(.64)	9.83	(5.93)	312.76			.76	5.84
(.67)	11.09	4.83	367.75			.75	5.89
(.73)	11.22	7.00	357.76			.76	6.27
(.82)	11.18	16.26	341.77			.77	7.08
(.88)	10.36	.59	261.74			.74	7.50

See page 40 for footnotes.

American High-Income Trust	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 3/31/2016[4,5]	$9.83	$.28	$(.37)	$(.09)
Year ended 9/30/2015	11.09	.54	(1.25)	(.71)
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.75	(.74)	.01
Class 529-C:
Six months ended 3/31/2016[4,5]	9.83	.28	(.37)	(.09)
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.76	(.74)	.02
Class 529-E:
Six months ended 3/31/2016[4,5]	9.83	.31	(.37)	(.06)
Year ended 9/30/2015	11.09	.61	(1.25)	(.64)
Year ended 9/30/2014	11.22	.65	(.13)	.52
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Year ended 9/30/2011	11.13	.81	(.74)	.07
Class 529-F-1:
Six months ended 3/31/2016[4,5]	9.83	.32	(.37)	(.05)
Year ended 9/30/2015	11.09	.65	(1.25)	(.60)
Year ended 9/30/2014	11.22	.70	(.13)	.57
Year ended 9/30/2013	11.18	.73	.06	.79
Year ended 9/30/2012	10.36	.80	.86	1.66
Year ended 9/30/2011	11.13	.87	(.74)	.13
Class R-1:
Six months ended 3/31/2016[4,5]	9.83	.28	(.37)	(.09)
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Year ended 9/30/2011	11.13	.76	(.74)	.02
Class R-2:
Six months ended 3/31/2016[4,5]	9.83	.28	(.37)	(.09)
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.69	.86	1.55
Year ended 9/30/2011	11.13	.76	(.74)	.02

36	American High-Income Trust

				Ratio of		Ratio of
Dividends				expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,	average net		average net		net income
investment	value, end	Total	end of period	assets before		assets after		to average
income)	of period	return[2,3]	(in millions)	reimbursements		reimbursements[2]		net assets[2]

$(.28)	$9.46	(.92)%[6]	$2	1.63%[7]		1.63%[7]		5.81%[7]
(.55)	9.83	(6.66)	3	1.55		1.55		5.07
(.58)	11.09	4.02	6	1.55		1.55		5.12
(.64)	11.22	6.16	10	1.56		1.56		5.50
(.73)	11.18	15.34	13	1.57		1.57		6.32
(.78)	10.36	(.22)	16	1.55		1.55		6.70

(.28)	9.46	(.90)[6]	99	1.59	[7]	1.59	[7]	5.86	[7]
(.56)	9.83	(6.65)	108	1.53		1.53		5.07
(.58)	11.09	4.03	133	1.53		1.53		5.12
(.64)	11.22	6.17	132	1.55		1.55		5.49
(.73)	11.18	15.35	128	1.56		1.56		6.29
(.79)	10.36	(.21)	101	1.54		1.54		6.70

(.31)	9.46	(.61)[6]	16	1.01	[7]	1.01	[7]	6.45	[7]
(.62)	9.83	(6.12)	17	.97		.97		5.63
(.65)	11.09	4.60	20	.98		.98		5.67
(.70)	11.22	6.75	20	.99		.99		6.04
(.79)	11.18	15.97	19	1.02		1.02		6.83
(.84)	10.36	.31	15	1.02		1.02		7.22

(.32)	9.46	(.41)[6]	22	.60	[7]	.60	[7]	6.86	[7]
(.66)	9.83	(5.71)	22	.54		.54		6.07
(.70)	11.09	5.06	25	.53		.53		6.11
(.75)	11.22	7.22	23	.54		.54		6.48
(.84)	11.18	16.50	20	.56		.56		7.28
(.90)	10.36	.80	14	.53		.53		7.70

(.28)	9.46	(.86)[6]	16	1.51	[7]	1.51	[7]	5.94	[7]
(.56)	9.83	(6.58)	19	1.46		1.46		5.15
(.59)	11.09	4.11	24	1.46		1.46		5.19
(.65)	11.22	6.25	24	1.47		1.47		5.56
(.74)	11.18	15.42	25	1.50		1.50		6.36
(.79)	10.36	(.17)	20	1.50		1.50		6.74

(.28)	9.46	(.90)[6]	173	1.59	[7]	1.59	[7]	5.87	[7]
(.56)	9.83	(6.60)	183	1.48		1.48		5.13
(.59)	11.09	4.06	224	1.50		1.50		5.15
(.65)	11.22	6.26	231	1.47		1.47		5.57
(.73)	11.18	15.38	232	1.54		1.54		6.32
(.79)	10.36	(.15)	200	1.53		1.48		6.76

See page 40 for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 3/31/2016[4,5]	$9.83	$.30	$(.37)	$(.07)
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Period from 8/29/2014 to 9/30/2014[5,10]	11.40	.06	(.31)	(.25)
Class R-3:
Six months ended 3/31/2016[4,5]	9.83	.30	(.37)	(.07)
Year ended 9/30/2015	11.09	.60	(1.25)	(.65)
Year ended 9/30/2014	11.22	.64	(.13)	.51
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Year ended 9/30/2011	11.13	.81	(.74)	.07
Class R-4:
Six months ended 3/31/2016[4,5]	9.83	.32	(.37)	(.05)
Year ended 9/30/2015	11.09	.64	(1.25)	(.61)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Year ended 9/30/2011	11.13	.85	(.74)	.11
Class R-5E:
Period from 11/20/2015 to 3/31/2016[4,5,11]	9.70	.23	(.24)	(.01)
Class R-5:
Six months ended 3/31/2016[4,5]	9.83	.33	(.37)	(.04)
Year ended 9/30/2015	11.09	.67	(1.25)	(.58)
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.75	.06	.81
Year ended 9/30/2012	10.36	.81	.86	1.67
Year ended 9/30/2011	11.13	.88	(.74)	.14
Class R-6:
Six months ended 3/31/2016[4,5]	9.83	.34	(.37)	(.03)
Year ended 9/30/2015	11.09	.67	(1.25)	(.58)
Year ended 9/30/2014	11.22	.72	(.13)	.59
Year ended 9/30/2013	11.18	.76	.06	.82
Year ended 9/30/2012	10.36	.82	.86	1.68
Year ended 9/30/2011	11.13	.89	(.74)	.15

	Six months ended	Year ended September 30
	March 31, 2016[4,5,6]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	34%	49%	62%	61%	38%	51%

See Notes to Financial Statements

38	American High-Income Trust

					Ratio of		Ratio of
Dividends					expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,		average net		average net		net income
investment	value, end	Total	end of period		assets before		assets after		to average
income)	of period	return[2,3]	(in millions)		reimbursements		reimbursements[2]		net assets[2]

$(.30)	$9.46	(.62)%[6]	$2		1.06%[7]		1.06%[7]		6.46%[7]
(.64)	9.83	(5.94)[8]	—	[9]	.79	[8]	.79	[8]	5.76	[8]
(.06)	11.09	(2.20)[6,8]	—	[9]	.04	[6,8]	.04	[6,8]	.51	[6,8]

(.30)	9.46	(.65)[6]	188		1.07	[7]	1.07	[7]	6.39	[7]
(.61)	9.83	(6.16)	209		1.01		1.01		5.61
(.64)	11.09	4.57	256		1.01		1.01		5.65
(.70)	11.22	6.74	310		1.01		1.01		6.04
(.79)	11.18	15.96	352		1.03		1.03		6.84
(.84)	10.36	.31	266		1.02		1.02		7.22

(.32)	9.46	(.48)[6]	163		.73	[7]	.73	[7]	6.73	[7]
(.65)	9.83	(5.86)	180		.69		.69		5.93
(.68)	11.09	4.90	230		.69		.69		5.96
(.74)	11.22	7.06	230		.70		.70		6.34
(.82)	11.18	16.32	232		.72		.72		7.16
(.88)	10.36	.61	208		.72		.72		7.52

(.23)	9.46	(.02)[6]	—	[9]	.21	[6]	.21	[6]	2.52	[6]

(.33)	9.46	(.32)[6]	83		.42	[7]	.42	[7]	7.04	[7]
(.68)	9.83	(5.58)	88		.39		.39		6.23
(.71)	11.09	5.21	111		.39		.39		6.30
(.77)	11.22	7.38	224		.40		.40		6.66
(.85)	11.18	16.67	290		.41		.41		7.44
(.91)	10.36	.91	224		.42		.42		7.82

(.34)	9.46	(.30)[6]	985		.37	[7]	.37	[7]	7.09	[7]
(.68)	9.83	(5.53)	1,046		.34		.34		6.26
(.72)	11.09	5.26	803		.34		.34		6.29
(.78)	11.22	7.43	472		.35		.35		6.66
(.86)	11.18	16.72	226		.36		.36		7.44
(.92)	10.36	.96	104		.37		.37		7.86

See page 40 for footnotes.

American High-Income Trust	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Class R-5E shares were offered beginning November 20, 2015.

40	American High-Income Trust

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2015, through March 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American High-Income Trust	41

	Beginning account value 10/1/2015	Ending account value 3/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$995.31	$3.59	.72%
Class A - assumed 5% return	1,000.00	1,021.40	3.64	.72
Class B - actual return	1,000.00	991.50	7.37	1.48
Class B - assumed 5% return	1,000.00	1,017.60	7.47	1.48
Class C - actual return	1,000.00	991.31	7.57	1.52
Class C - assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class F-1 - actual return	1,000.00	995.11	3.74	.75
Class F-1 - assumed 5% return	1,000.00	1,021.25	3.79	.75
Class F-2 - actual return	1,000.00	996.47	2.40	.48
Class F-2 - assumed 5% return	1,000.00	1,022.60	2.43	.48
Class 529-A - actual return	1,000.00	994.78	4.09	.82
Class 529-A - assumed 5% return	1,000.00	1,020.90	4.14	.82
Class 529-B - actual return	1,000.00	990.76	8.11	1.63
Class 529-B - assumed 5% return	1,000.00	1,016.85	8.22	1.63
Class 529-C - actual return	1,000.00	990.96	7.91	1.59
Class 529-C - assumed 5% return	1,000.00	1,017.05	8.02	1.59
Class 529-E - actual return	1,000.00	993.86	5.03	1.01
Class 529-E - assumed 5% return	1,000.00	1,019.95	5.10	1.01
Class 529-F-1 - actual return	1,000.00	995.88	2.99	.60
Class 529-F-1 - assumed 5% return	1,000.00	1,022.00	3.03	.60
Class R-1 - actual return	1,000.00	991.37	7.52	1.51
Class R-1 - assumed 5% return	1,000.00	1,017.45	7.62	1.51
Class R-2 - actual return	1,000.00	990.98	7.91	1.59
Class R-2 - assumed 5% return	1,000.00	1,017.05	8.02	1.59
Class R-2E - actual return	1,000.00	993.75	5.28	1.06
Class R-2E - assumed 5% return	1,000.00	1,019.70	5.35	1.06
Class R-3 - actual return	1,000.00	993.53	5.33	1.07
Class R-3 - assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class R-4 - actual return	1,000.00	995.23	3.64	.73
Class R-4 - assumed 5% return	1,000.00	1,021.35	3.69	.73
Class R-5E - actual return†	1,000.00	999.76	2.06	.57
Class R-5E - assumed 5% return†	1,000.00	1,022.15	2.88	.57
Class R-5 - actual return	1,000.00	996.75	2.10	.42
Class R-5 - assumed 5% return	1,000.00	1,022.90	2.12	.42
Class R-6 - actual return	1,000.00	997.04	1.85	.37
Class R-6 - assumed 5% return	1,000.00	1,023.15	1.87	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 183 days.

42	American High-Income Trust

Approval of Investment Advisory and Service Agreement

American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s investment results with those of other relevant funds (including the other funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the investment results of the fund were above those of the Lipper average for the lifetime period (while below the Lipper average for the year-to-date, one-year, three-year, five-year and 10-year periods), and below the Barclays index for all periods considered. The board and committee also discussed certain actions being taken to improve the fund’s relative results. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

American High-Income Trust	43

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of the other similar funds included in the Lipper High Yields Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	American High-Income Trust

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2016, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 87.75% Corporate bonds & notes 86.94% Health care 13.31%	Principal amount (000)	Value (000)
Alere Inc. 6.50% 2020	$4,340	$4,444
AmSurg Corp. 5.625% 2022	9,815	10,146
Centene Corp. 5.75% 2017	9,345	9,684
Centene Corp. 5.625% 2021[1]	49,745	51,984
Centene Corp. 4.75% 2022	40,355	40,960
Centene Corp. 6.125% 2024[1]	37,592	39,660
Community Health Systems Inc. 5.125% 2021	3,650	3,714
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	5,721	5,592
Concordia Healthcare Corp. 9.50% 2022[1]	46,020	44,639
Concordia Healthcare Corp. 7.00% 2023[1]	25,115	21,662
ConvaTec Finance International SA 8.25% 2019[1,5]	31,250	31,074
DaVita HealthCare Partners Inc. 5.125% 2024	7,840	7,933
DaVita HealthCare Partners Inc. 5.00% 2025	21,775	21,612
DJO Finance LLC 10.75% 2020[1]	35,043	28,604
DJO Finco Inc. 8.125% 2021[1]	49,495	44,051
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	18,865	17,851
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	46,910	44,564
Fresenius Medical Care AG & Co. KGAA 5.875% 2022[1]	6,850	7,559
Fresenius Medical Care AG & Co. KGAA 4.75% 2024[1]	12,500	12,766
HCA Inc. 3.75% 2019	25,008	25,681
HCA Inc. 6.50% 2020	32,125	35,338
HCA Inc. 4.75% 2023	4,435	4,524
HCA Inc. 5.00% 2024	19,010	19,497
HCA Inc. 5.375% 2025	3,750	3,796
HCA Inc. 5.25% 2026	20,750	21,321
HCA Inc. 5.875% 2026	12,000	12,390
Healthsouth Corp. 5.75% 2024	8,675	8,831
Healthsouth Corp. 5.75% 2025	29,665	30,125
Hologic, Inc. 5.25% 2022[1]	7,610	7,962
inVentiv Health Inc. 9.00% 2018[1]	142,970	148,331
inVentiv Health Inc. 10.00% 2018[1,5]	96,620	98,069
inVentiv Health Inc. 10.00% 2018	55,558	53,544
inVentiv Health Inc. 10.00% 2018	23,933	23,843
inVentiv Health Inc., Term Loan B4, 7.75% 2018[2,3,4]	26,930	26,896
Jaguar Holding Co. 6.375% 2023[1]	9,600	9,881
Kindred Healthcare, Inc. 8.00% 2020	32,650	32,568
Kindred Healthcare, Inc. 8.75% 2023	23,505	22,535
Kinetic Concepts, Inc. 10.50% 2018	180,745	182,101
Kinetic Concepts, Inc. 12.50% 2019	130,807	114,210
Kinetic Concepts, Inc. 7.875% 2021[1]	7,325	7,765
Mallinckrodt PLC 4.875% 2020[1]	29,510	27,798
Mallinckrodt PLC 5.75% 2022[1]	9,323	8,635
Mallinckrodt PLC 5.625% 2023[1]	29,940	27,320
Mallinckrodt PLC, Term Loan B-1, 3.50% 2021[2,3,4]	13,067	12,724
MEDNAX, Inc. 5.25% 2023[1]	13,805	14,392
Molina Healthcare, Inc. 5.375% 2022[1]	45,225	46,695
American High-Income Trust — Page 1 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	$27,150	$20,566
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	39,613	36,543
Pharmaceutical Product Development LLC, Term Loan, 4.25% 2022[2,3,4]	14,850	14,739
Prestige Brands International Inc. 6.375% 2024[1]	5,650	5,918
Quintiles Transnational Corp. 4.875% 2023[1]	21,100	21,672
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6,7]	57,868	53,613
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6,7]	25,253	25,126
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6,7]	20,825	20,721
Teamhealth Inc. 7.25% 2023[1]	7,100	7,615
Tenet Healthcare Corp. 4.375% 2021	10,768	10,849
Tenet Healthcare Corp. 8.125% 2022	13,535	13,953
Tenet Healthcare Corp. 6.75% 2023	46,415	44,674
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,210
Tenet Healthcare Corp., First Lien, 4.75% 2020	17,095	17,608
Tenet Healthcare Corp., First Lien, 6.00% 2020	41,940	44,876
Tenet Healthcare Corp., First Lien, 4.50% 2021	41,330	41,743
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	2,155	1,821
Valeant Pharmaceuticals International Inc. 5.50% 2023[1]	13,975	11,005
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	5,618	5,317
Vizient Inc. 10.375% 2024[1]	10,015	10,741
VPI Escrow Corp. 6.75% 2018[1]	51,650	47,131
VPI Escrow Corp. 6.375% 2020[1]	90,081	75,218
VPI Escrow Corp. 7.50% 2021[1]	12,810	10,736
VRX Escrow Corp. 5.375% 2020[1]	34,375	28,188
VRX Escrow Corp. 5.875% 2023[1]	12,815	10,108
VRX Escrow Corp. 6.125% 2025[1]	73,610	56,864
		2,115,826
Consumer discretionary 13.30%
AMC Networks Inc. 5.00% 2024	17,825	17,936
Boyd Gaming Corp. 9.00% 2020	44,000	46,640
Boyd Gaming Corp. 6.875% 2023	6,075	6,500
Boyd Gaming Corp. 6.375% 2026[1]	18,675	19,469
Burger King Corp. 6.00% 2022[1]	46,025	47,981
Cablevision Systems Corp. 7.75% 2018	29,300	30,618
Cablevision Systems Corp. 6.75% 2021	23,000	23,678
CBS Outdoor Americas Inc. 5.25% 2022	18,450	18,980
CBS Outdoor Americas Inc. 5.625% 2024	16,095	16,819
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	8,800	9,137
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	4,500	4,752
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	5,000	5,250
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	19,000	20,078
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	9,600	9,792
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,125	71,717
Cedar Fair, LP 5.375% 2024	8,440	8,799
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[2,3,4]	20,716	20,659
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	103,960	103,440
Churchill Downs Inc. 5.375% 2021[1]	9,100	9,419
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	88,294	81,451
Cumulus Media Holdings Inc. 7.75% 2019	65,114	25,069
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	24,265	16,500
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	33,550	30,950
DISH DBS Corp. 4.625% 2017	2,500	2,556
DISH DBS Corp. 4.25% 2018	40,750	41,862
American High-Income Trust — Page 2 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 7.875% 2019	$9,550	$10,541
Extended Stay America Inc. 5.25% 2025[1]	14,500	14,228
Family Tree Escrow LLC 5.25% 2020[1]	6,925	7,280
Family Tree Escrow LLC 5.75% 2023[1]	26,250	27,940
GameStop Corp. 6.75% 2021[1]	30,075	29,173
Gannett Co., Inc. 5.125% 2019	14,885	15,596
Gannett Co., Inc. 4.875% 2021[1]	14,820	15,302
Gannett Co., Inc. 5.50% 2024[1]	3,000	3,101
General Motors Co. 4.00% 2025	3,740	3,656
Goodyear Tire & Rubber Co. 5.125% 2023	5,915	6,078
Group 1 Automotive, Inc. 5.25% 2023[1]	11,850	11,761
Hilton Worldwide Finance LLC 5.625% 2021	24,965	25,994
Hilton Worldwide, Term Loan B, 3.50% 2020[2,3,4]	9,451	9,465
iHeartCommunications, Inc. 9.00% 2019	1,900	1,413
iHeartCommunications, Inc. 10.625% 2023	19,255	13,430
iHeartCommunications, Inc., Term Loan D, 7.18% 2019[2,3,4]	7,500	5,155
International Game Technology 6.25% 2022[1]	9,500	9,714
J.C. Penney Co., Inc. 8.125% 2019	10,000	10,325
Jarden Corp. 5.00% 2023[1]	4,560	4,799
Lamar Media Corp. 5.75% 2026[1]	9,275	9,762
Lear Corp., 5.25% 2025	11,550	12,070
Lennar Corp. 4.75% 2021	10,050	10,226
Limited Brands, Inc. 6.625% 2021	14,226	16,074
Limited Brands, Inc. 6.875% 2035	23,425	25,538
McClatchy Co. 9.00% 2022	33,100	31,011
MDC Partners Inc. 6.50% 2024[1]	27,700	28,358
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,618
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	20,675	21,244
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	14,300	15,086
Melco Crown Entertainment Ltd. 5.00% 2021[1]	8,575	8,199
MGM Resorts International 7.50% 2016	9,000	9,079
MGM Resorts International 8.625% 2019	6,275	7,169
MGM Resorts International 6.75% 2020	2,900	3,152
MGM Resorts International 7.75% 2022	8,950	10,046
MGM Resorts International 6.00% 2023	31,775	32,947
Michaels Stores, Inc. 5.875% 2020[1]	26,135	27,442
Modular Space Corp., Second Lien, 10.25% 2019[1]	7,825	4,382
Mohegan Tribal Gaming Authority 11.00% 2018[1,5]	5,195	5,208
NBC Universal Enterprise, Inc. 5.25% 2049[1]	23,885	24,661
NCL Corp. Ltd. 5.25% 2019[1]	10,262	10,570
NCL Corp. Ltd. 4.625% 2020[1]	13,100	13,231
Needle Merger Sub Corp. 8.125% 2019[1]	70,820	65,508
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	53,385	46,178
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	49,030	38,029
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	67,792	62,274
Netflix, Inc. 5.50% 2022	5,000	5,260
Netflix, Inc. 5.75% 2024	6,650	7,049
Newell Rubbermaid Inc. 3.85% 2023	3,580	3,720
Newell Rubbermaid Inc. 4.20% 2026	5,060	5,303
Newell Rubbermaid Inc. 5.375% 2036	945	1,007
Newell Rubbermaid Inc. 5.50% 2046	6,950	7,553
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[2,3,4]	16,050	16,035
PETsMART, Inc. 7.125% 2023[1]	52,950	56,259
Playa Resorts Holding BV 8.00% 2020[1]	80,493	79,889
American High-Income Trust — Page 3 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	$5,682	$5,596
Royal Caribbean Cruises Ltd. 5.25% 2022	4,000	4,240
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,631
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	27,000	28,890
Schaeffler Finance BV 4.25% 2021[1]	2,100	2,147
Schaeffler Holding Finance BV 7.625% 2018[1,5]	2,000	2,065
Schaeffler Holding Finance BV 6.25% 2019[1,5]	4,000	4,200
Seminole Tribe of Florida 7.804% 2020[1,4]	5,270	5,454
Sinclair Broadcast Group, Inc. 5.875% 2026[1]	18,825	19,366
Sirius Minerals PLC 5.75% 2021[1]	2,500	2,625
Sirius Minerals PLC 4.625% 2023[1]	9,600	9,528
Sotheby’s Holdings, Inc. 5.25% 2022[1]	14,025	12,623
Standard Pacific Corp. 8.375% 2021	9,640	11,255
Tempur Sealy International, Inc. 5.625% 2023[1]	9,155	9,464
TI Automotive Ltd. 8.75% 2023[1]	33,585	32,410
Tribune Media Co. 5.875% 2022[1]	14,195	13,876
Univision Communications Inc. 8.50% 2021[1]	31,263	32,005
Univision Communications Inc. 6.75% 2022[1]	3,648	3,885
Univision Communications Inc. 5.125% 2023[1]	14,590	14,590
Univision Communications Inc. 5.125% 2025[1]	20,430	20,226
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	3,493	3,463
Warner Music Group 13.75% 2019	11,818	12,542
Warner Music Group 6.00% 2021[1]	10,000	10,275
Warner Music Group 5.625% 2022[1]	24,550	24,980
Warner Music Group 6.75% 2022[1]	34,900	34,725
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	15,150	15,316
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	12,625	11,662
Wynn Macau, Ltd. 5.25% 2021[1]	60,100	56,945
ZF Friedrichshafen AG 4.00% 2020[1]	3,385	3,440
ZF Friedrichshafen AG 4.50% 2022[1]	23,175	23,725
ZF Friedrichshafen AG 4.75% 2025[1]	31,515	31,476
		2,115,765
Telecommunication services 12.88%
Altice Financing SA 6.625% 2023[1]	18,460	18,598
Altice Finco SA 9.875% 2020[1]	4,350	4,698
Altice Finco SA 6.50% 2022[1]	2,325	2,377
Altice Finco SA 7.625% 2025[1]	1,400	1,348
Altice Finco SA, First Lien, 7.75% 2022[1]	18,950	18,743
Altice SA 7.625% 2025[1]	3,825	3,672
CenturyLink, Inc. 7.50% 2024	30,950	31,066
CenturyLink, Inc. 5.625% 2025	7,100	6,346
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	3,125	3,383
Columbus International Inc. 7.375% 2021[1]	11,925	12,745
Digicel Group Ltd. 7.00% 2020[1]	3,800	3,496
Digicel Group Ltd. 8.25% 2020[1]	87,200	75,319
Digicel Group Ltd. 6.00% 2021[1]	80,867	72,780
Digicel Group Ltd. 7.125% 2022[1]	56,225	43,990
Frontier Communications Corp. 8.50% 2020	10,000	10,300
Frontier Communications Corp. 8.875% 2020[1]	20,975	21,971
Frontier Communications Corp. 9.25% 2021	11,175	11,440
Frontier Communications Corp. 8.75% 2022	1,150	1,124
Frontier Communications Corp. 10.50% 2022[1]	125,910	129,530
Frontier Communications Corp. 7.625% 2024	4,923	4,394
American High-Income Trust — Page 4 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 11.00% 2025[1]	$106,483	$107,415
Inmarsat PLC 4.875% 2022[1]	8,190	7,755
Intelsat Jackson Holding Co. 7.25% 2019	10,750	7,982
Intelsat Jackson Holding Co. 7.25% 2020	44,475	28,909
Intelsat Jackson Holding Co. 6.625% 2022	21,083	11,385
Intelsat Jackson Holding Co. 8.00% 2024[1]	44,350	45,791
Level 3 Communications, Inc. 5.125% 2023	14,225	14,438
LightSquared, Term Loan, 9.75% 2020[2,3,4,5]	218,126	195,223
MetroPCS Wireless, Inc. 6.25% 2021	64,260	67,781
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,067
Millicom International Cellular SA 6.625% 2021[1]	21,960	22,289
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	6,550	7,025
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	5,250	5,689
Numericable Group SA 4.875% 2019[1]	87,700	87,700
Numericable Group SA 6.00% 2022[1]	7,965	7,806
Sable International Finance Ltd. 6.875% 2022[1]	13,295	13,361
SBA Communications Corp. 5.625% 2019	1,675	1,755
SoftBank Corp. 4.50% 2020[1]	91,685	93,175
Sprint Capital Corp. 6.90% 2019	31,750	27,623
Sprint Nextel Corp. 8.375% 2017	4,425	4,386
Sprint Nextel Corp. 9.00% 2018[1]	24,050	25,313
Sprint Nextel Corp. 7.00% 2020	117,870	94,296
Sprint Nextel Corp. 7.25% 2021	87,795	67,492
Sprint Nextel Corp. 11.50% 2021	68,835	61,607
Sprint Nextel Corp. 7.875% 2023	49,100	37,684
Sprint Nextel Corp. 6.875% 2028	6,175	4,539
T-Mobile US, Inc. 6.542% 2020	16,000	16,600
T-Mobile US, Inc. 6.731% 2022	37,840	39,724
T-Mobile US, Inc. 6.375% 2025	13,425	13,794
T-Mobile US, Inc. 6.50% 2026	36,075	37,653
Trilogy International Partners, LLC 10.25% 2016[1]	103,440	91,674
Wind Acquisition SA 4.75% 2020[1]	73,475	69,801
Wind Acquisition SA 7.375% 2021[1]	170,650	155,292
Windstream Holdings, Inc. 7.75% 2021	12,000	9,848
Zayo Group Holdings, Inc. 6.00% 2023	1,500	1,505
Zayo Group Holdings, Inc. 6.375% 2025	6,500	6,370
Zayo Group Holdings, Inc. 6.375% 2025[1]	6,050	5,915
		2,048,982
Industrials 12.58%
ABC Supply Co., Inc. 5.625% 2021[1]	1,500	1,552
ADS Waste Escrow 8.25% 2020	6,050	6,201
ADT Corp. 3.50% 2022	23,125	20,119
AECOM Technology Corp. 5.875% 2024	8,382	8,717
AerCap Holdings NV 2.75% 2017	5,603	5,589
AerCap Holdings NV 3.75% 2019	1,375	1,372
AerCap Holdings NV 4.50% 2021	8,575	8,795
Air Canada 8.75% 2020[1]	7,500	8,044
Air Canada 7.75% 2021[1]	19,600	19,404
Aircastle Ltd. 5.00% 2023	14,825	14,936
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	19,350	20,172
ARAMARK Corp. 5.75% 2020	5,000	5,159
ARAMARK Corp. 5.125% 2024[1]	11,625	12,279
Ashtead Capital Inc. 6.50% 2022[1]	3,600	3,843
American High-Income Trust — Page 5 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	$171,567	$130,391
Avianca Holdings SA, 8.375% 2020[1]	5,825	4,602
Avis Budget Group, Inc. 6.375% 2024[1]	11,575	11,633
Bombardier Inc. 5.50% 2018[1]	5,870	5,430
Bombardier Inc. 7.50% 2018[1]	2,080	2,059
Bombardier Inc. 4.75% 2019[1]	5,680	4,956
Bombardier Inc. 7.75% 2020[1]	5,050	4,368
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	11,408
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	3,764
Builders Firstsource 7.625% 2021[1]	99,452	103,802
Builders Firstsource 10.75% 2023[1]	1,500	1,519
CEVA Group PLC 7.00% 2021[1,6]	1,400	1,123
CEVA Group PLC 9.00% 2021[1,6]	14,675	9,832
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4,6]	15,843	13,216
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4,6]	16,373	13,658
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4,6]	2,823	2,355
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4,6]	22,583	18,838
Constellis Holdings 9.75% 2020[1]	8,300	7,262
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,777	2,857
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	176	178
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	715	731
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	170	179
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,053	2,196
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	2,940	3,051
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	2,922	3,041
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	1,774	1,925
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	176	193
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	509	520
Corporate Risk Holdings LLC 9.50% 2019[1,6]	137,693	117,727
Corporate Risk Holdings LLC 13.50% 2020[1,5,6,7]	13,775	12,803
DAE Aviation Holdings, Inc. 10.00% 2023[1]	108,975	104,616
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	7,183	8,161
Eletson Holdings Inc. 9.625% 2022[1]	8,800	6,908
Euramax International, Inc. 12.00% 2020[1]	49,150	44,972
Gardner Denver, Inc. 6.875% 2021[1]	14,650	12,050
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	10,271	9,321
Gates Global LLC 6.00% 2022[1]	44,710	38,451
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	3,403	3,218
General Electric Co. 5.00% (undated)	13,079	13,488
Hardwoods Acquisition Inc 7.50% 2021[1]	35,330	24,201
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,3,4,7,8]	608	—
HD Supply, Inc. 7.50% 2020	43,609	46,498
HD Supply, Inc. 11.50% 2020	43,341	48,298
HD Supply, Inc. 5.25% 2021[1]	21,575	22,735
HD Supply, Inc. 5.75% 2024[1]	28,125	28,969
HDTFS Inc. 6.75% 2019	10,000	10,170
HDTFS Inc. 5.875% 2020	21,225	21,703
HDTFS Inc. 6.25% 2022	1,000	1,005
Huntington Ingalls Industries Inc. 5.00% 2025[1]	5,375	5,644
KLX Inc. 5.875% 2022[1]	91,775	91,316
LMI Aerospace Inc. 7.375% 2019	46,170	43,631
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	58,895	39,312
Navios Maritime Holdings Inc. 7.375% 2022[1]	34,900	12,738
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	39,412	11,824
American High-Income Trust — Page 6 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	$13,370	$13,721
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	13,850	14,473
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	13,500	13,905
Nortek Inc. 8.50% 2021	80,710	84,140
Ply Gem Industries, Inc. 6.50% 2022	69,095	69,009
Ply Gem Industries, Inc. 6.50% 2022	14,320	14,105
PrimeSource Building Products Inc 9.00% 2023[1]	19,030	17,175
R.R. Donnelley & Sons Co. 7.25% 2018	28,850	30,365
R.R. Donnelley & Sons Co. 8.25% 2019	12,700	13,351
R.R. Donnelley & Sons Co. 7.625% 2020	17,214	17,429
R.R. Donnelley & Sons Co. 7.875% 2021	37,200	37,665
R.R. Donnelley & Sons Co. 7.00% 2022	15,250	14,182
R.R. Donnelley & Sons Co. 6.50% 2023	28,650	24,639
Sensata Technologies Holding NV 5.00% 2025[1]	11,275	11,416
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	96,053	76,362
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	5,010	4,979
TRAC Intermodal 11.00% 2019	39,338	42,190
TransDigm Inc. 5.50% 2020	45,510	45,874
TransDigm Inc. 7.50% 2021	3,400	3,578
TransDigm Inc. 6.00% 2022	9,000	9,011
TransDigm Inc. 6.50% 2024	5,200	5,185
TransDigm Inc. 6.50% 2025	11,400	11,186
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,7,8]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,176	3,303
United Rentals, Inc. 7.375% 2020	11,625	12,170
United Rentals, Inc. 7.625% 2022	6,450	6,901
United Rentals, Inc. 4.625% 2023	8,300	8,279
United Rentals, Inc. 5.50% 2025	8,175	8,103
Univar Inc. 6.75% 2023[1]	10,025	9,900
Virgin Australia Holdings Ltd. 8.50% 2019[1]	63,475	62,920
Watco Companies 6.375% 2023[1]	19,240	18,855
XPO Logistics, Inc. 7.875% 2019[1]	4,650	4,836
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	10,997	11,059
		2,001,294
Energy 11.31%
American Energy - Woodford LLC 12.00% 2020[1,5]	22,106	4,388
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	56,375	10,147
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	92,023	4,141
American Energy (Permian Basin) 7.125% 2020[1]	69,960	21,338
American Energy (Permian Basin) 7.375% 2021[1]	26,925	8,347
Anadarko Petroleum Corp. 4.85% 2021	875	892
Anadarko Petroleum Corp. 5.55% 2026	4,615	4,675
Anadarko Petroleum Corp. 6.60% 2046	5,315	5,445
Antero Resources Corp. 5.375% 2021	4,750	4,382
Arch Coal, Inc. 7.00% 2019[8]	15,150	104
Arch Coal, Inc. 7.25% 2021[8]	2,450	20
Ascent Resources Utica, LLC, 17.50% 2019[2,3,4,5,7]	2,300	523
Baytex Energy Corp. 5.125% 2021[1]	6,450	4,580
Baytex Energy Corp. 5.625% 2024[1]	2,050	1,389
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	71,520	59,898
Bonanza Creek Energy, Inc. 6.75% 2021	18,650	5,315
Chesapeake Energy Corp. 4.875% 2022	18,900	6,426
Chesapeake Energy Corp. 8.00% 2022[1]	11,558	5,721
American High-Income Trust — Page 7 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Concho Resources Inc. 5.50% 2023	$16,725	$16,474
CONSOL Energy Inc. 5.875% 2022	67,757	49,166
DCP Midstream Operating LP 4.95% 2022	18,025	15,883
Denbury Resources Inc. 4.625% 2023	79,110	33,622
Diamond Offshore Drilling, Inc. 4.875% 2043	14,960	9,912
Enbridge Energy Partners, LP 4.375% 2020	5,830	5,699
Enbridge Energy Partners, LP 5.875% 2025	6,035	6,099
Enbridge Energy Partners, LP 7.375% 2045	13,575	13,764
Energy Transfer Partners, LP 7.50% 2020	28,440	27,516
Energy Transfer Partners, LP 5.875% 2024	24,250	20,855
Energy Transfer Partners, LP 4.75% 2026	3,400	3,125
Energy Transfer Partners, LP 5.50% 2027	28,126	22,571
Ensco PLC 5.75% 2044	22,870	11,349
EP Energy Corp. 9.375% 2020	47,150	24,017
EP Energy Corp. 6.375% 2023	11,850	5,510
Exxon Mobil Corp. 4.114% 2046	6,700	7,125
Genesis Energy, LP 6.75% 2022	27,835	26,130
Halliburton Co. 5.00% 2045	8,775	8,625
Jupiter Resources Inc. 8.50% 2022[1]	70,350	37,637
Kinder Morgan, Inc. 4.30% 2025	9,375	8,938
Laredo Petroleum, Inc. 5.625% 2022	4,825	4,053
Matador Resources Co. 6.875% 2023	3,075	2,944
MPLX LP 4.50% 2023[1]	3,500	3,218
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	5,741	3,919
Newfield Exploration Co. 5.75% 2022	5,425	5,323
Newfield Exploration Co. 5.625% 2024	3,300	3,110
NGL Energy Partners LP 5.125% 2019	16,050	9,790
NGL Energy Partners LP 6.875% 2021	52,480	31,226
NGPL PipeCo LLC 7.119% 2017[1]	148,670	144,396
NGPL PipeCo LLC 9.625% 2019[1]	96,930	95,476
NGPL PipeCo LLC 7.768% 2037[1]	13,380	11,038
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	23,623	22,855
Noble Corp PLC 5.00% 2018	375	348
Noble Corp PLC 5.95% 2025	18,435	12,001
Noble Corp PLC 6.95% 2045	20,290	11,406
Oasis Petroleum Inc. 6.50% 2021	8,250	6,146
Oasis Petroleum Inc. 6.875% 2022	15,750	11,734
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	4,961	1,612
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	10,786	2,481
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	14,786	3,401
ONEOK, Inc. 4.25% 2022	11,300	9,435
ONEOK, Inc. 7.50% 2023	9,475	9,262
PBF Energy Inc. 7.00% 2023[1]	9,050	8,598
PDC Energy Inc. 7.75% 2022	112,100	112,380
Peabody Energy Corp. 6.00% 2018	196,441	14,488
Peabody Energy Corp. 6.50% 2020	5,500	419
Peabody Energy Corp. 6.25% 2021	50,065	3,692
Peabody Energy Corp. 10.00% 2022[1]	5,000	400
Petrobras Global Finance Co. 2.238% 2016[2]	3,199	3,196
Petrobras Global Finance Co. 3.00% 2019	14,415	12,390
Petrobras Global Finance Co. 6.25% 2024	3,715	2,980
Petrobras Global Finance Co. 6.85% 2115	11,500	7,960
Petrobras International Finance Co. 5.75% 2020	4,030	3,482
Petróleos Mexicanos 6.875% 2026[1]	13,275	14,403
American High-Income Trust — Page 8 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	$3,810	$2,876
QGOG Constellation SA 6.25% 2019[1]	90,420	52,444
Range Resources Corp. 5.00% 2023	8,200	6,991
Range Resources Corp. 4.875% 2025[1]	34,950	30,756
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	26,794
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	1,822
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	15,225	13,610
Rice Energy Inc. 6.25% 2022	54,650	47,819
Rice Energy Inc. 7.25% 2023	11,475	10,098
Sabine Pass Liquefaction, LLC 5.625% 2021	81,425	78,677
Sabine Pass Liquefaction, LLC 5.75% 2024	45,655	43,829
Sabine Pass Liquefaction, LLC 5.625% 2025	40,600	38,874
Sabine Pass LNG, LP 7.50% 2016	1,500	1,544
Sabine Pass LNG, LP 6.50% 2020	1,500	1,581
Samson Investment Co. 9.75% 2020	8,950	25
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,8]	2,800	28
Seven Generations Energy Ltd. 6.75% 2023[1]	14,850	14,145
SM Energy Co. 5.625% 2025	45,950	32,151
Southwestern Energy Co. 4.10% 2022	32,205	21,577
Southwestern Energy Co. 4.95% 2025	14,945	10,312
Sunoco LP 5.50% 2020[1]	8,900	8,889
Targa Resources Corp. 4.125% 2019	26,135	24,812
Targa Resources Partners LP 6.75% 2024[1]	8,460	8,354
Teekay Corp. 8.50% 2020[1]	56,075	38,972
Teekay Corp. 8.50% 2020	52,280	36,335
Tesoro Logistics LP 5.50% 2019[1]	18,170	18,125
Tesoro Logistics LP 5.875% 2020	6,390	6,366
Tesoro Logistics LP 6.25% 2022[1]	8,535	8,535
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	7,001
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,870	5,184
Transocean Inc. 3.00% 2017	6,625	6,327
Transocean Inc. 7.125% 2021	20,795	14,089
Weatherford International PLC 4.50% 2022	22,615	18,205
Weatherford International PLC 6.75% 2040	14,860	10,625
Whiting Petroleum Corp. 5.00% 2019	8,511	5,936
Williams Companies, Inc. 3.70% 2023	32,710	24,614
WPX Energy Inc. 7.50% 2020	16,050	12,639
YPF Sociedad Anónima 8.50% 2021[1]	9,275	9,310
YPF Sociedad Anónima 8.50% 2025[1]	7,150	7,007
		1,798,588
Financials 8.50%
Ally Financial Inc. 8.00% 2020	8,825	9,906
Ally Financial Inc. 5.125% 2024	11,250	11,559
Ally Financial Inc. 5.75% 2025	9,925	9,751
Ally Financial Inc. 8.00% 2031	47,469	55,064
American Tower Corp. 7.25% 2019	3,019	3,449
Bank of America Corp. 3.75% 2016	19,750	19,896
Bank of America Corp., Series AA, 6.10% (undated)	17,820	17,575
Bank of America Corp., Series DD, 6.30% (undated)	26,285	27,202
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	7,425	7,286
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	4,575	4,484
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	11,391
Bank of Ireland 10.00% 2022	€7,000	10,146
American High-Income Trust — Page 9 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas, convertible bonds, 7.375% 2049[1]	$28,250	$27,367
BNP Paribas, Contingent Convertible, 7.625% (undated)[1]	14,325	14,432
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1]	30,275	21,041
CIT Group Inc. 4.25% 2017	13,000	13,261
CIT Group Inc. 3.875% 2019	52,580	52,580
CIT Group Inc., Series C, 5.50% 2019[1]	30,350	31,431
Citigroup Inc. 4.45% 2027	6,920	6,982
Citigroup Inc, Series O, 5.875% (undated)	17,141	16,584
Citigroup Inc., Series P, 5.95% (undated)	25,367	24,447
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,500	10,068
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	11,725	11,769
Communications Sales & Leasing, Inc. 6.00% 2023[1]	24,555	23,941
Communications Sales & Leasing, Inc. 8.25% 2023	25,563	23,838
Credit Agricole SA, convertible bonds, 6.625% 2049	21,750	20,514
Credit Agricole SA 8.375% (undated)[1]	12,875	14,262
Credit Agricole SA, Contingent Convertible, 8.125% (undated)[1]	6,925	6,980
Crescent Resources 10.25% 2017[1]	108,419	107,741
Crown Castle International Corp. 4.875% 2022	7,650	8,206
Deutsche Bank AG, Contingent Convertible, 7.50% (undated)	13,600	11,679
Equinix, Inc. 5.875% 2026	8,650	9,130
General Motors Acceptance Corp. 7.50% 2020	8,900	9,890
Genworth Financial, Inc., junior subordinated 6.15% 2066	17,500	5,600
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	9,175	8,923
Icahn Enterprises Finance Corp. 3.50% 2017	35,600	35,600
International Lease Finance Corp. 8.25% 2020	5,900	6,907
Iron Mountain Inc. 6.00% 2020[1]	22,915	24,256
Iron Mountain Inc. 6.00% 2023	5,650	5,961
Iron Mountain Inc. 5.75% 2024	33,800	34,814
iStar Financial Inc. 4.00% 2017	30,600	30,065
iStar Financial Inc. 4.875% 2018	30,264	29,356
iStar Financial Inc. 5.00% 2019	30,420	29,355
iStar Financial Inc. 6.50% 2021	8,000	7,840
iStar Financial Inc., Series B, 9.00% 2017	37,965	39,626
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	23,405	23,434
LeasePlan Corp NV 7.375% 2021[1]	12,950	13,517
Liberty Mutual Group Inc., Series B, 7.00% 2067[1]	11,185	9,871
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	39,908	43,600
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1]	13,950	16,112
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	12,500	16,984
Morgan Stanley 3.875% 2026	4,025	4,209
Morgan Stanley, Series J, 5.55% (undated)	1	1
MSCI Inc. 5.75% 2025[1]	8,425	8,909
National Financial Partners Corp. 9.00% 2021[1]	2,900	2,795
Newstar Financial Inc. 7.25% 2020	22,375	20,221
Nordea Bank AB, 5.50% (undated)[1]	6,125	5,966
Nordea Bank AB, 6.125% (undated)[1]	4,500	4,303
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	9,830	10,763
QBE Capital Funding III LP 7.25% 2041[1]	7,650	8,291
Rabobank Nederland NV, contingent convertible, 8.40% (undated)	2,300	2,432
Realogy Corp. 4.50% 2019[1]	90,245	93,065
Realogy Corp. 5.25% 2021[1]	23,250	24,122
Realogy Corp., Barclays PLC LOC, 4.40% 2016[2,3,4]	3,740	3,686
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	15,376	16,837
Skandinaviska Enskilda, contingent convertible, 5.75% (undated)	2,100	2,042
American High-Income Trust — Page 10 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Société Générale, Contigent Convertible, 6.00% (undated)[1]	$6,000	$5,298
Société Générale 8.00% 2049[1]	3,700	3,608
Société Générale 8.25% 2049	10,050	10,163
Springleaf Finance Corp. 5.25% 2019	25,000	23,969
State Street Corp., junior subordinated, 5.25% 2049	12,850	13,076
Svenska Handelsbanken AB, convertible bonds, 5.25% 2049	2,100	2,022
UBS AG 7.125% (undated)	4,100	4,158
US Bancorp., junior subordinated 5.125% (undated)	12,610	12,925
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	13,980	14,485
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	1,750	1,755
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	17,350	17,090
		1,351,864
Materials 8.02%
Alcoa Inc. 5.72% 2019	2,000	2,088
Aleris International, Inc. 9.50% 2021[1]	38,870	39,720
Algoma Steel Inc., Term Loan B, 8.75% 2019[2,3,4,8]	14,850	2,525
ArcelorMittal 6.125% 2018	4,800	4,872
ArcelorMittal 10.85% 2019	17,825	19,875
ArcelorMittal 6.50% 2021	30,690	30,383
ArcelorMittal 6.125% 2025	9,200	8,556
ArcelorMittal 7.75% 2041	93,610	80,505
Ardagh Packaging Finance 6.25% 2019[1]	14,050	13,971
Ardagh Packaging Finance 9.125% 2020[1]	1,675	1,726
Ashland Inc. 4.75% 2022	6,075	6,197
Ball Corp. 4.375% 2020	16,775	17,425
Berry Plastics Corp. 5.125% 2023	13,900	14,108
BHP Billiton Finance Ltd. 6.25% 2075[1]	8,240	8,322
BHP Billiton Finance Ltd. 6.75% 2075[1]	6,300	6,308
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	5,775	6,627
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	4,270	4,900
CEMEX Finance LLC 7.25% 2021[1]	3,075	3,206
CEMEX Finance LLC 9.375% 2022[1]	7,500	8,334
CEMEX SAB de CV 6.50% 2019[1]	5,050	5,208
CEMEX SAB de CV 7.75% 2026[1]	18,450	19,000
Chemours Co. 6.625% 2023[1]	44,533	36,517
Chemours Co. 7.00% 2025[1]	38,515	31,053
First Quantum Minerals Ltd. 6.75% 2020[1]	130,665	90,159
First Quantum Minerals Ltd. 7.00% 2021[1]	93,032	62,797
First Quantum Minerals Ltd. 7.25% 2022[1]	16,075	10,851
FMG Resources 4.25% 2019[2,3,4]	15,225	12,903
FMG Resources 9.75% 2022[1]	134,800	135,137
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	32,020	22,494
Freeport-McMoRan Inc. 6.50% 2020	16,550	13,323
Georgia Gulf Corp. 4.625% 2021	10,757	10,449
Georgia Gulf Corp. 4.875% 2023	6,300	6,178
Graphic Packaging International, Inc. 4.75% 2021	10,390	10,832
Huntsman International LLC 4.875% 2020	19,515	19,417
JMC Steel Group Inc. 8.25% 2018[1]	99,945	89,950
LSB Industries, Inc. 7.75% 2019	12,230	11,282
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,023
Owens-Illinois, Inc. 5.875% 2023[1]	17,735	18,511
Owens-Illinois, Inc. 5.375% 2025[1]	2,940	2,951
Owens-Illinois, Inc. 6.375% 2025[1]	10,190	10,731
American High-Income Trust — Page 11 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Paperworks Industries Inc. 9.50% 2019[1]	$9,946	$8,802
Platform Specialty Products Corp. 10.375% 2021[1]	22,625	21,946
Platform Specialty Products Corp. 6.50% 2022[1]	2,005	1,702
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	11,659	11,306
Rayonier Advanced Materials Inc. 5.50% 2024[1]	53,267	43,945
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	9,250	9,210
Reynolds Group Inc. 9.875% 2019	11,650	12,065
Reynolds Group Inc. 5.75% 2020	110,655	113,836
Reynolds Group Inc. 8.25% 2021	1,700	1,746
Ryerson Inc. 9.00% 2017	48,305	42,025
Ryerson Inc. 11.25% 2018	39,196	26,457
Sealed Air Corp. 4.875% 2022[1]	3,250	3,392
Smurfit Capital Funding PLC 7.50% 2025	9,965	11,136
Standard Industries Inc. 5.125% 2021[1]	3,425	3,523
Standard Industries Inc. 5.50% 2023[1]	8,950	9,174
Summit Materials, Inc. 6.125% 2023	23,200	22,156
Tembec Industries Inc. 9.00% 2019[1]	9,835	6,835
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	12,355	13,127
Walter Energy, Inc. 9.50% 2019[1,8]	77,390	10,061
		1,275,858
Information technology 3.85%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	17,253
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	21,325	21,247
CommScope Holding Co., Inc. 4.375% 2020[1]	1,500	1,545
CommScope Holding Co., Inc. 5.00% 2021[1]	13,050	13,197
CommScope Inc. 6.00% 2025[1]	1,750	1,785
Compucom Systems Inc., 7.00% 2021[1]	12,825	5,451
First Data Corp. 6.75% 2020[1]	5,079	5,353
First Data Corp. 5.375% 2023[1]	23,375	24,047
First Data Corp. 7.00% 2023[1]	110,625	112,146
First Data Corp. 5.00% 2024[1]	34,425	34,597
First Data Corp. 5.75% 2024[1]	11,200	11,241
Freescale Semiconductor, Inc. 5.00% 2021[1]	31,250	32,500
Freescale Semiconductor, Inc. 6.00% 2022[1]	43,330	46,038
Hughes Satellite Systems Corp. 7.625% 2021	9,850	11,020
Infor (US), Inc. 6.50% 2022	13,600	12,444
Infor Inc. 5.75% 2020[1]	22,750	23,489
Infor Software 7.125% 2021[1,5]	3,500	2,634
Informatica Corp. 7.125% 2023[1]	7,600	7,372
Microsemi Corp., 9.125% 2023[1]	4,175	4,603
Microsemi Corp., Term Loan B-1-L, 5.25% 2023[2,3,4]	9,728	9,785
Microsoft Corp. 4.45% 2045	7,350	8,146
Nuance Communications, Inc. 5.375% 2020[1]	13,575	13,838
NXP BV and NXP Funding LLC 4.125% 2020[1]	7,000	7,087
ON Semiconductor Corp. 5.25% 2023[2,3,4]	12,825	12,870
Qorvo, Inc. 7.00% 2025[1]	30,950	32,497
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	49,075	49,014
Solera Holdings, Inc. 10.50% 2024[1]	11,250	11,334
Solera Holdings, Inc., Term Loan B, 5.75% 2023[2,3,4]	19,600	19,602
VeriSign, Inc. 4.625% 2023	2,600	2,639
Western Digital Corp. 7.375% 2023[1]	33,650	34,407
American High-Income Trust — Page 12 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 10.50% 2024[1]	$8,500	$8,527
Western Digital Corp., Term Loan B, 6.25% 2023[2,3,4]	15,325	15,162
		612,870
Utilities 2.51%
AES Corp. 8.00% 2017	250	269
AES Corp. 8.00% 2020	21,175	24,140
AES Corp. 7.375% 2021	35,925	40,416
AES Corp. 4.875% 2023	11,100	10,739
AES Corp. 5.50% 2024	19,825	19,478
AES Corp. 5.50% 2025	20,525	19,909
Calpine Corp. 6.00% 2022[1]	10,000	10,581
Calpine Corp. 5.375% 2023	33,540	32,681
Calpine Corp. 7.875% 2023[1]	3,666	3,904
Calpine Corp. 5.50% 2024	4,605	4,444
Calpine Corp. 5.875% 2024[1]	22,450	23,685
Dominion Resources, Inc. 4.104% 2021	9,630	9,863
Dynegy Finance Inc. 6.75% 2019	19,680	19,680
Dynegy Finance Inc. 7.375% 2022	42,565	39,585
Dynegy Finance Inc. 7.625% 2024	40,680	37,120
Enel Società per Azioni 8.75% 2073[1]	26,812	29,962
NRG Energy, Inc. 6.25% 2022	36,415	34,037
NRG Energy, Inc. 6.625% 2023	9,000	8,440
Public Service Electric and Gas Co., 3.80% 2046	3,880	3,967
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[2,3,4]	11,287	11,266
TXU, Term Loan, 3.737% 2014[2,3,4,8]	5,802	1,659
TXU, Term Loan, 4.65% 2017[2,3,4,8]	44,582	12,725
		398,550
Consumer staples 0.68%
Albertson’s Holdings 7.75% 2022[1]	2,350	2,553
Central Garden & Pet Co. 6.125% 2023	1,300	1,358
Constellation Brands, Inc. 3.875% 2019	1,250	1,316
Constellation Brands, Inc. 6.00% 2022	8,225	9,294
Constellation Brands, Inc. 4.25% 2023	3,000	3,082
Constellation Brands, Inc. 4.75% 2025	625	650
Energizer SpinCo Inc. 5.50% 2025[1]	4,375	4,407
H.J Heinz Co. 4.875% 2025[1]	5,233	5,772
Ingles Markets, Inc. 5.75% 2023	5,550	5,661
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	3,000	2,760
Pinnacle Foods Inc. 5.875% 2024[1]	2,575	2,697
Post Holdings, Inc. 6.75% 2021[1]	7,350	7,763
Post Holdings, Inc. 6.00% 2022[1]	1,500	1,551
Post Holdings, Inc. 7.75% 2024[1]	6,475	7,139
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,429
Reynolds American Inc. 5.85% 2045	11,620	14,178
Spectrum Brands Inc. 6.625% 2022	1,400	1,521
SUPERVALU Inc. 6.75% 2021	3,350	2,873
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	15,400	14,322
TreeHouse Foods, Inc. 6.00% 2024[1]	8,900	9,478
		107,804
Total corporate bonds & notes		13,827,401
American High-Income Trust — Page 13 of 18

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.42% U.S. Treasury 0.42%	Principal amount (000)	Value (000)
U.S. Treasury 6.25% 2023[9]	$50,000	$66,396
Total U.S. Treasury bonds & notes		66,396
Asset-backed obligations 0.29%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	3,725	3,763
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[1,2,4]	8,165	8,144
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[1,2,4]	2,875	2,865
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class A-R, 1.87% 2022[1,2,4]	11,489	11,460
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class A-R, 1.91% 2022[1,2,4]	10,040	10,025
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[1,2,4]	6,110	6,100
Magnetite CLO Ltd., Series 2014-9-A, Class A-1, 2.036% 2026[1,2,4]	1,586	1,577
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[1,2,4]	2,900	2,893
		46,827
Bonds & notes of governments outside the U.S. 0.07%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	10,500
Municipals 0.03%
Territory of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	$7,480	4,876
Total bonds, notes & other debt instruments (cost: $15,339,288,000)		13,956,000
Convertible bonds 0.91% Financials 0.52%
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 9.00% 2049	20,200	20,831
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€12,000	12,544
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	$50,009	49,629
		83,004
Information technology 0.16%
Liberty Media Corp., convertible notes, 3.50% 2031	48,500	25,933
Energy 0.02%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,5,7]	18,200	2,366
Ascent Resources Utica, LLC, convertible notes, 3.50% 2021[1,5,7]	43,007	1,290
		3,656
Miscellaneous 0.21%
Other convertible bonds in initial period of acquisition		32,553
Total convertible bonds (cost: $150,824,000)		145,146
Convertible stocks 1.02% Financials 0.29%	Shares
	278,000	28,836
Weyerhaeuser Co., Series A, 6.375% convertible preferred	327,000	16,716
		45,552
American High-Income Trust — Page 14 of 18

unaudited
Convertible stocks Industrials 0.23%	Shares	Value (000)
CEVA Group PLC, Series A-1, 3.628% convertible preferred[6,7,10]	47,121	$27,095
CEVA Group PLC, Series A-2, 2.628% convertible preferred[6,7,10]	21,062	8,951
		36,046
Energy 0.18%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	1,113,450	21,835
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	5,775
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	1,575
		29,185
Utilities 0.16%
Exelon Corp., convertible preferred, units	525,100	25,851
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		24,595
Total convertible stocks (cost: $260,817,000)		161,229
Preferred securities 0.16% Financials 0.16%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,741
Morgan Stanley, Series I, depositary shares	334,237	8,713
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,500
Total preferred securities (cost: $25,520,000)		25,954
Common stocks 1.47% Telecommunication services 0.66%
NII Holdings, Inc., Class B6,11	19,093,389	105,586
Consumer discretionary 0.19%
Cooper-Standard Holdings Inc.[1,7,11]	448,132	30,584
Adelphia Recovery Trust, Series Arahova[7,11]	1,773,964	35
Adelphia Recovery Trust, Series ACC-1[7,11]	10,643,283	25
Five Star Travel Corp.[1,7,11]	83,780	2
		30,646
Industrials 0.16%
CEVA Group PLC[1,6,7,11]	59,168	25,146
Quad/Graphics, Inc., Class A	9,252	120
Atrium Corp.[1,7,11]	10,987	11
		25,277
Information technology 0.15%
Corporate Risk Holdings I, Inc.[6,7,11]	2,380,355	23,256
Corporate Risk Holdings Corp.[6,7,11]	12,035	—
		23,256
American High-Income Trust — Page 15 of 18

unaudited
Common stocks Financials 0.13%	Shares	Value (000)
Outfront Media Inc.	660,645	$13,940
American Tower Corp.	57,087	5,844
EME Reorganization Trust	41,998,595	88
		19,872
Health care 0.09%
Rotech Healthcare Inc.[6,7,11]	1,916,276	14,391
Materials 0.05%
Warrior Met Coal, LLC, Class B1,7,11	97,899	7,832
Verso Corp.[11]	62,170	2
		7,834
Energy 0.00%
Gener8 Maritime, Inc.[11]	12,599	89
Petroplus Holdings AG7,11	3,360,000	—
		89
Miscellaneous 0.04%
Other common stocks in initial period of acquisition		6,655
Total common stocks (cost: $526,631,000)		233,606
Rights & warrants 0.02% Consumer discretionary 0.02%
Cooper-Standard Holdings Inc., warrants, expire 2017[1,7,11]	48,411	2,116
Liberman Broadcasting, Inc., warrants, expire 2022[7,10,11]	10	—
		2,116
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,7,11]	19,483	—
Total rights & warrants (cost: $5,447,000)		2,116
Short-term securities 9.01%	Principal amount (000)
Army and Air Force Exchange Service 0.37% due 4/1/2016[1]	$27,617	27,617
Caterpillar Financial Services Corp. 0.43%–0.51% due 5/19/2016–6/15/2016	96,800	96,727
Chevron Corp. 0.47% due 5/10/2016–5/11/2016[1]	123,500	123,448
Coca-Cola Co. 0.40%–0.51% due 4/25/2016–7/12/2016[1]	218,100	217,927
Federal Home Loan Bank 0.30%–0.60% due 4/22/2016–8/29/2016	627,400	627,155
Freddie Mac 0.46% due 4/13/2016	50,000	49,997
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	40,000	40,000
Paccar Financial Corp. 0.39% due 4/22/2016	60,000	59,986
Pfizer Inc 0.48% due 6/22/2016[1]	55,900	55,845
Qualcomm Inc. 0.45% due 4/20/2016[1]	26,200	26,195
U.S. Bank, N.A. 0.52% due 6/20/2016	22,400	22,406
United Parcel Service Inc. 0.49% due 7/1/2016[1]	10,900	10,887
American High-Income Trust — Page 16 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
USAA Capital Corp. 0.36% due 4/5/2016	$30,000	$29,999
Wal-Mart Stores, Inc. 0.36% due 4/28/2016[1]	45,000	44,988
Total short-term securities (cost: $1,432,977,000)		1,433,177
Total investment securities 100.34% (cost: $17,741,504,000)		15,957,228
Other assets less liabilities (0.34)%		(53,760)
Net assets 100.00%		$15,903,468
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $53,273,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	4/13/2016	HSBC Bank	$9,105	€8,300	$(343)
South African rand	4/18/2016	Bank of America, N.A.	$9,211	ZAR142,000	(373)
					$(716)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $256,784,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$30,000	$(228)
Pay	LCH	3-month USD-LIBOR	2.197	7/22/2021	20,000	(1,025)
Pay	CME	28-day MXN-TIIE	6.39	9/12/2025	MXN478,000	(840)
Pay	CME	28-day MXN-TIIE	6.52	9/12/2025	478,000	(1,121)
Pay	CME	28-day MXN-TIIE	6.5	9/12/2025	992,000	(2,236)
Pay	CME	28-day MXN-TIIE	6.435	9/15/2025	774,000	(1,515)
Pay	CME	28-day MXN-TIIE	6.485	9/16/2025	270,000	(589)
Pay	CME	28-day MXN-TIIE	6.495	9/17/2025	458,000	(1,020)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	$4,000	(693)
Pay	LCH	3-month USD-LIBOR	2.2625	2/2/2046	20,000	(576)
						$(9,843)
American High-Income Trust — Page 17 of 18

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $91,675,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (paid) (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
CDX North American High Yield Index Series 21	ICE	5.00%	12/20/2018	$17,280	$997	$1,036	$(39)
CDX North American High Yield Index Series 22	ICE	5.00	6/20/2019	27,840	1,707	2,168	(461)
CDX North American High Yield Index Series 25	ICE	5.00	12/20/2020	137,000	3,973	(1,159)	5,132
							$4,632

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,576,091,000, which represented 47.64% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $868,598,000, which represented 5.46% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $255,886,000, which represented 1.61% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $23,753,000, which represented .15% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013-8/22/2014	$47,776	$27,095.17%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	5/2/2013	20,349	8,951.06
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$68,125	$36,046	.23%

Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TIIE = Equilibrium Interbank Interest Rate
€ = Euros
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0516O-S49205	American High-Income Trust — Page 18 of 18

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2016